Note 10 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross
	carrying	Accumulated
December 31, 2024	amount	amortization	Net
Indefinite life intangible assets:
Licenses	$29,200	$-	$29,200
Trademarks and trade names	23,140	-	23,140
	$52,340	$-	$52,340
Finite life intangible assets:
Customer lists and relationships	$882,336	$255,651	$626,685
Investment management contracts	525,661	167,806	357,855
Mortgage servicing rights ("MSRs")	207,990	101,562	106,428
Trademarks and trade names	28,947	8,898	20,049
Management contracts and other	15,210	9,201	6,009
Backlog	26,665	12,445	14,220
	$1,686,809	$555,563	$1,131,246
	$1,739,149	$555,563	$1,183,586
	Gross
	carrying	Accumulated
December 31, 2023	amount	amortization	Net
Indefinite life intangible assets:
Licenses	$29,200	$-	$29,200
Trademarks and trade names	23,408	-	23,408
	$52,608	$-	$52,608
Finite life intangible assets:
Customer lists and relationships	$707,355	$218,435	$488,920
Investment management contracts	591,826	181,653	410,173
Mortgage servicing rights ("MSRs")	188,489	84,058	104,431
Trademarks and trade names	27,563	7,486	20,077
Management contracts and other	13,893	10,547	3,346
Backlog	6,349	5,433	916
	$1,535,475	$507,612	$1,027,863
	$1,588,083	$507,612	$1,080,471

Servicing Asset at Amortized Cost [Table Text Block]
	2024	2023
Balance, January 1	$104,431	$104,442
Additions, following the sale of loan	19,500	18,276
Amortization	(14,562)	(14,833)
Prepayments and write-offs	(2,941)	(3,454)
Balance, December 31	$106,428	$104,431

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
		Estimated
		weighted
		average
		amortization
	Amount	period (years)
Finite life intangible assets:
Customer lists and relationships	$219,999	10.0
Trademarks and trade names - finite life	5,191	2.0
Customer backlog	28,890	0.8
Other	3,854	3.1
	$257,934	8.7

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
For the year ended December 31,	MSRs	Other Intangibles	Total
2025	$13,553	$141,256	$154,809
2026	12,463	122,487	134,950
2027	11,569	115,037	126,606
2028	10,631	108,473	119,104
2029	9,542	104,098	113,640
Thereafter	48,670	433,467	482,137
	$106,428	$1,024,818	$1,131,246